Basis of Presentation and General Information - Assets Liabilities And Stock holders Equity (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories	$ 3,064,011	$ 2,772,532
Advances and prepayments	681,413	637,881
Vessels, net (after impairment of $40,185,873)	628,478,453	681,337,153	$ 832,335,059
Accrued and other liabilities	(6,923,992)	(3,842,879)
Deferred income	$ (21,451)	(76,949)
Imperial [Member]
Cash, including restricted cash		4,704,521
Trade and other receivables		2,488,560
Inventories		270,489
Advances and prepayments		244,725
Vessels, net (after impairment of $40,185,873)		80,500,000
Trade accounts payable		(1,618,146)
Accrued and other liabilities		(312,642)
Deferred income		(943,404)
Customer Deposits		(368,000)
Debt		(27,804,000)
Net assets of Imperial distributed to stockholders		$ 57,162,103